Consolidated Statements of Cash Flows (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Cash received equity method investments		€ 320.5	€ 225.4	[1]	€ 218.0
Loans issued and other investments	[2]	703.7	526.2		561.5
Repayment on loans from related parties		256.9	0.0		0.0
Related party
Loans issued and other investments		703.7	528.4		548.0
Debt instrument, unamortized discount, current		€ 121.8	81.6		0.0
Carl Zeiss SMT Holding GmbH & Co. KG | Carl Zeiss SMT Holding GmbH & Co. KG
Ownership percentage (in percentage)		24.90%
Funding provided for tooling equity method investment
Additions related to non-cash transfers		€ 0.0	€ 0.0		€ 45.1

[1]	Depreciation and amortization include depreciation of property, plant and equipment, amortization of intangible assets, and other (amortization of underwriting commissions, amortization of discounts related to borrowings, credit facilities and accretion of loans issued at a discount).

[2]	Loans issued and other investments includes a cash outflow of €703.7 million (2024: €528.4 million, 2023: €548.0 million) net of €121.8 million
(2024: €81.6 million, 2023: €0.0 million) unamortized discount included in other assets, to related parties.